                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-3848

                   RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota          55474
        (Address of principal executive offices)                (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 08/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE HIGH YIELD BOND FUND

                                AT AUG. 31, 2008



AUG. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





BONDS (83.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (0.2%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               2.97%        $9,023,230(i)         $2,931,392
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (2.6%)
Alion Science and Technology
 02-01-15                              10.25         10,600,000             7,261,000
DRS Technologies
 02-01-16                               6.63          1,315,000             1,354,450
 02-01-18                               7.63          4,020,000             4,231,050
L-3 Communications
 06-15-12                               7.63          5,205,000             5,289,581
 07-15-13                               6.13          2,035,000             1,979,038
L-3 Communications
 Series B
 10-15-15                               6.38         10,100,000             9,670,750
Moog
 Sr Sub Nts
 06-15-18                               7.25          3,695,000(d)          3,621,100
                                                                          -----------
Total                                                                      33,406,969
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.3%)
General Motors
 Sr Unsecured
 04-15-16                               7.70          7,125,000             3,598,125
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.8%)
Gibraltar Inds
 Series B
 12-01-15                               8.00         11,907,000            10,120,950
-------------------------------------------------------------------------------------


CHEMICALS (5.0%)
Airgas
 10-01-18                               7.13          7,235,000(d)          7,244,044
Chemtura
 06-01-16                               6.88         14,736,000            12,451,920
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                               9.75          6,881,000             5,728,433
INVISTA
 Sr Unsecured
 05-01-12                               9.25         16,861,000(d)         16,755,618
MacDermid
 Sr Sub Nts
 04-15-17                               9.50          5,098,000(d)          4,664,670
Momentive Performance
 Pay-in-kind
 12-01-14                              10.13          7,585,000(n)          6,636,875
NALCO
 11-15-11                               7.75          3,980,000             4,029,750
NALCO
 Sr Sub Nts
 11-15-13                               8.88          5,155,000             5,361,200
                                                                          -----------
Total                                                                      62,872,510
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (1.0%)
Realogy
 04-15-15                              12.38          2,759,000             1,269,140
West Corp
 10-15-16                              11.00         14,909,000            11,666,293
                                                                          -----------
Total                                                                      12,935,433
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (1.9%)
AAC Group Holding
 Sr Unsecured
 (Zero coupon through 10-01-08,
 thereafter 10.25%)
 10-01-12                              10.07          5,800,000(d,m)        5,510,000
American Achievement Group Holding
 Sr Unsecured Pay-in-kind
 10-01-12                              14.75          1,517,579(n)          1,454,979
Jarden
 05-01-17                               7.50          8,507,000             7,549,962
Sealy Mattress
 06-15-14                               8.25          2,539,000             2,043,895
Visant Holding
 Sr Disc Nts
 (Zero coupon through 12-01-08,
 thereafter 10.25%)
 12-01-13                               8.91          4,815,000(m)          4,682,588
Visant Holding
 Sr Nts
 12-01-13                               8.75          3,080,000             2,933,700
                                                                          -----------
Total                                                                      24,175,124
-------------------------------------------------------------------------------------


ELECTRIC (5.8%)
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          6,610,000             6,469,538
 05-15-18                               7.13          8,020,000             6,977,400
Edison Mission Energy
 Sr Unsecured
 06-15-16                               7.75          1,672,000             1,672,000
Energy Future Holdings
 11-01-17                              10.88          8,460,000(d)          8,682,074
IPALCO Enterprises
 Sr Secured
 04-01-16                               7.25          1,740,000(d)          1,740,000
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          5,858,628             6,049,033
Mirant Americas Generation LLC
 Sr Unsecured
 05-01-11                               8.30          4,870,000             4,967,400
Mirant North America LLC
 12-31-13                               7.38          7,769,000             7,710,733
NRG Energy
 02-01-14                               7.25          5,441,000             5,366,186
 01-15-17                               7.38         14,165,000            13,846,287
Reliant Energy
 Sr Unsecured
 06-15-17                               7.88          3,450,000             3,329,250
Texas Competitive Electric Holdings LLC
 11-01-15                              10.25          7,395,000(d)          7,376,513
                                                                          -----------
Total                                                                      74,186,414
-------------------------------------------------------------------------------------


ENTERTAINMENT (1.1%)
AMC Entertainment
 02-01-16                              11.00          5,748,000             5,834,220
United Artists Theatre Circuit
 Pass-Through Ctfs Series BB5
 07-01-15                               9.30          6,368,250(l)          6,304,568
United Artists Theatre Circuit
 Pass-Through Ctfs Series BC3
 07-01-15                               9.30          2,047,393(l)          2,026,919
                                                                          -----------
Total                                                                      14,165,707
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.7%)
Allied Waste North America
 Sr Secured
 02-15-14                               6.13          2,190,000             2,129,775
 06-01-17                               6.88          3,825,000             3,758,062
Clean Harbors
 Sr Secured
 07-15-12                              11.25          2,466,000             2,592,383
                                                                          -----------
Total                                                                       8,480,220
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


FOOD AND BEVERAGE (4.6%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
 11-01-11                              10.71%       $19,195,000(m)        $17,659,400
Constellation Brands
 12-15-14                               8.38          4,990,000             5,139,700
 09-01-16                               7.25          4,145,000             4,062,100
 05-15-17                               7.25          6,195,000             6,071,100
Cott Beverages USA
 12-15-11                               8.00         17,761,000            14,919,240
Pinnacle Foods Finance LLC
 04-01-17                              10.63         13,508,000            10,806,400
                                                                          -----------
Total                                                                      58,657,940
-------------------------------------------------------------------------------------


GAMING (6.0%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13         10,860,000             8,226,450
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13          9,215,000             8,431,725
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88          7,160,000(d)          6,605,100
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
 06-15-15                              10.25         14,586,000(d)          6,891,885
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          1,650,000(d)          1,155,000
MGM Mirage
 06-01-16                               7.50          4,450,000             3,626,750
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          8,325,000(d)          8,678,813
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38         12,455,000(d)         10,119,687
Station Casinos
 Sr Sub Nts
 02-01-14                               6.50          5,075,000             2,283,750
 03-01-16                               6.88          6,902,000             3,002,370
 03-15-18                               6.63          6,944,000             2,881,760
Station Casinos
 Sr Unsecured
 08-15-16                               7.75          7,145,000             4,822,875
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00         10,245,000(d)          9,707,137
                                                                          -----------
Total                                                                      76,433,302
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.4%)
Southwestern Energy
 Sr Nts
 02-01-18                               7.50          4,875,000(d)          4,972,500
-------------------------------------------------------------------------------------


GAS PIPELINES (0.9%)
Southern Star Central
 Sr Nts
 03-01-16                               6.75          7,040,000             6,564,800
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          4,835,000             4,847,088
                                                                          -----------
Total                                                                      11,411,888
-------------------------------------------------------------------------------------


HEALTH CARE (8.0%)
Community Health Systems
 07-15-15                               8.88         13,192,000            13,323,919
DaVita
 03-15-13                               6.63          9,346,000             9,112,350
 03-15-15                               7.25          6,525,000             6,418,969
HCA
 Sr Secured
 11-15-16                               9.25          5,956,000             6,127,235
HCA
 Sr Unsecured
 02-15-16                               6.50         12,190,000            10,148,175
MedCath Holdings
 07-15-12                               9.88         10,838,000            11,271,520
NMH Holdings
 Sr Unsecured Pay-in-kind
 06-15-14                               9.90          5,781,368(d,i,n)      4,870,803
Omnicare
 12-15-13                               6.75          7,880,000             7,387,500
 12-15-15                               6.88          2,608,000             2,451,520
Omnicare
 Sr Sub Nts
 06-01-13                               6.13          5,655,000             5,230,875
Select Medical
 02-01-15                               7.63          2,410,000             2,072,600
Select Medical
 Sr Unsecured
 09-15-15                               8.45         15,812,000(i)         13,558,789
Vanguard Health Holding I LLC
 (Zero coupon through 10-01-09,
 thereafter 11.25%)
 10-01-15                               7.09          2,955,000(m)          2,652,113
Vanguard Health Holding II LLC
 10-01-14                               9.00          6,532,000             6,417,690
                                                                          -----------
Total                                                                     101,044,058
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (1.5%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50          6,075,000(d)          6,204,094
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
 09-01-12                               7.57          8,620,000(m)          7,671,800
William Lyon Homes
 02-15-14                               7.50         12,380,000             5,571,000
                                                                          -----------
Total                                                                      19,446,894
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (6.9%)
Chesapeake Energy
 08-15-14                               7.00          5,722,000             5,664,780
 01-15-16                               6.63          6,892,000             6,461,250
 01-15-18                               6.25          2,520,000             2,305,800
Compton Petroleum Finance
 12-01-13                               7.63         10,221,000(c)          9,594,963
Connacher Oil and Gas
 Sr Secured
 12-15-15                              10.25          9,160,000(c,d)        9,457,700
Denbury Resources
 12-15-15                               7.50          2,315,000             2,280,275
EXCO Resources
 01-15-11                               7.25          9,018,000             8,927,820
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          9,690,000(d)          8,769,450
KCS Energy
 04-01-12                               7.13          4,270,000             4,035,150
Newfield Exploration
 Sr Sub Nts
 05-15-18                               7.13          4,445,000             4,178,300
PetroHawk Energy
 07-15-13                               9.13          1,500,000             1,492,500
Quicksilver Resources
 08-01-15                               8.25          6,324,000             6,118,470
 04-01-16                               7.13          3,900,000             3,393,000
Range Resources
 05-15-16                               7.50          3,250,000             3,217,500
 05-01-18                               7.25          2,010,000             1,949,700
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63         10,503,000(d,n)       10,161,652
                                                                          -----------
Total                                                                      88,008,310
-------------------------------------------------------------------------------------


MEDIA CABLE (2.9%)
Cablevision Systems
 Sr Unsecured Series B
 04-15-12                               8.00          2,230,000             2,207,700
Charter Communications Holdings II LLC/Capital
 10-01-13                              10.25          2,100,000             1,879,500
Charter Communications Holdings II LLC/Capital
 Sr Unsecured
 Series B
 09-15-10                              10.25          4,617,000             4,409,235
Charter Communications Operating LLC/Capital
 Sr Secured
 04-30-14                               8.38            956,000(d)            921,345
 09-15-14                              10.88          4,875,000(d)          5,118,750
CSC Holdings
 Sr Unsecured
 06-15-15                               8.50         10,045,000(d)         10,095,225
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50          5,920,000             5,727,600
Videotron
 04-15-18                               9.13          1,545,000(c,d)        1,622,250
Virgin Media Finance
 04-15-14                               8.75          5,145,000(c)          4,913,475
                                                                          -----------
Total                                                                      36,895,080
-------------------------------------------------------------------------------------


MEDIA NON CABLE (9.4%)
Dex Media West LLC/Finance
 Sr Sub Nts Series B
 08-15-13                               9.88          3,819,000             2,940,630
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38          5,175,000             4,877,438
 05-15-16                               7.63         16,505,000(d)         16,443,105


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
EchoStar DBS
 02-01-16                               7.13%       $14,494,000           $13,334,480
Intelsat Subsidiary Holding
 Sr Unsecured
 01-15-13                               8.50          7,840,000(c,d)        7,800,800
Intelsat
 Sr Unsecured
 08-15-14                               9.25         10,080,000(d)         10,029,600
Lamar Media
 Series B
 08-15-15                               6.63          6,030,000             5,344,088
Lamar Media
 Series C
 08-15-15                               6.63          4,146,000             3,674,393
Lamar Media
 Sr Unsecured
 08-15-15                               6.63          7,632,000             6,773,400
LBI Media
 Sr Sub Nts
 08-01-17                               8.50          5,112,000(d)          3,706,200
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70         17,771,000            15,671,888
Radio One
 02-15-13                               6.38          9,914,000             7,063,725
Radio One
 Series B
 07-01-11                               8.88          1,035,000               882,338
Rainbow Natl Services LLC
 09-01-12                               8.75         12,485,000(d)         12,734,700
 09-01-14                              10.38          3,003,000(d)          3,194,441
RH Donnelley
 Sr Unsecured
 01-15-13                               6.88          9,163,000             5,039,650
                                                                          -----------
Total                                                                     119,510,876
-------------------------------------------------------------------------------------


METALS (1.5%)
CII Carbon LLC
 11-15-15                              11.13          3,890,000(d)          3,821,925
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25          7,965,000             8,363,250
 04-01-17                               8.38          1,350,000             1,431,000
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               6.83          5,963,000(i,n)        5,098,365
                                                                          -----------
Total                                                                      18,714,540
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (1.4%)
American Express Credit
 Series C
 08-20-13                               7.30          4,780,000             4,866,084
Triad Acquisition
 Sr Unsecured Series B
 05-01-13                              11.13         23,225,000            13,180,188
                                                                          -----------
Total                                                                      18,046,272
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.9%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          4,908,000             4,026,255
GMAC LLC
 Sr Unsecured
 09-15-11                               6.88          1,870,000             1,160,410
 08-28-12                               6.88         11,560,000             6,781,616
                                                                          -----------
Total                                                                      11,968,281
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.4%)
Helix Energy Solutions Group
 Sr Unsecured
 01-15-16                               9.50          3,068,000(d)          3,052,660
Key Energy Services
 12-01-14                               8.38          1,904,000(d)          1,918,280
                                                                          -----------
Total                                                                       4,970,940
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.1%)
Cardtronics
 08-15-13                               9.25          8,906,000             8,482,965
Cardtronics
 Series B
 08-15-13                               9.25          5,653,000             5,384,483
                                                                          -----------
Total                                                                      13,867,448
-------------------------------------------------------------------------------------


OTHER INDUSTRY (1.0%)
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13          9,185,000             9,529,438
Lender Processing Services
 Sr Unsecured
 07-01-16                               8.13          3,512,000(d)          3,569,070
                                                                          -----------
Total                                                                      13,098,508
-------------------------------------------------------------------------------------


PACKAGING (1.4%)
Crown Americas LLC/Capital
 11-15-15                               7.75          4,597,000             4,711,925
Vitro
 02-01-17                               9.13         16,236,000(c)         12,582,900
                                                                          -----------
Total                                                                      17,294,825
-------------------------------------------------------------------------------------


PAPER (2.7%)
Boise Cascade LLC
 10-15-14                               7.13          5,867,000             3,784,215
Cascades
 02-15-13                               7.25          2,985,000(c)          2,522,325
Georgia-Pacific LLC
 01-15-17                               7.13          4,918,000(d)          4,561,445
Jefferson Smurfit US
 Sr Unsecured
 06-01-13                               7.50          8,335,000             6,918,050
NewPage
 Sr Secured
 05-01-12                              10.00          8,692,000             8,431,240
Norampac
 06-01-13                               6.75          6,045,000(c)          4,972,013
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00          3,535,000             2,828,000
                                                                          -----------
Total                                                                      34,017,288
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.8%)
Warner Chilcott
 02-01-15                               8.75          9,902,000            10,075,285
-------------------------------------------------------------------------------------


TECHNOLOGY (1.9%)
Communications & Power Inds
 02-01-12                               8.00          9,130,000             8,810,450
CPI Intl
 Sr Unsecured
 02-01-15                               8.88          1,825,000(i)          1,843,250
SS&C Technologies
 12-01-13                              11.75          3,414,000             3,601,770
SunGard Data Systems
 08-15-15                              10.25          9,345,000             9,415,088
                                                                          -----------
Total                                                                      23,670,558
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.9%)
Hertz
 01-01-16                              10.50          9,479,000             8,365,218
Quality Distribution LLC/Capital
 01-15-12                               7.29          4,239,000(i)          2,670,570
                                                                          -----------
Total                                                                      11,035,788
-------------------------------------------------------------------------------------


WIRELESS (3.4%)
Centennial Communications
 Sr Nts
 01-01-13                               8.54          8,346,000(i)          8,304,270
Cricket Communications
 07-15-15                              10.00          5,915,000(d)          5,988,938
MetroPCS Wireless
 11-01-14                               9.25          9,995,000             9,907,543
Nextel Communications
 Series D
 08-01-15                               7.38         22,311,000            18,127,687
Nextel Communications
 Series E
 10-31-13                               6.88            365,000               300,213
                                                                          -----------
Total                                                                      42,628,651
-------------------------------------------------------------------------------------


WIRELINES (5.9%)
Fairpoint Communications
 Sr Unsecured
 04-01-18                              13.13          7,865,000(d)          7,786,350
Frontier Communications
 Sr Unsecured
 01-15-13                               6.25          7,125,000             6,804,375
 03-15-19                               7.13          9,705,000             8,394,825
GCI
 Sr Unsecured
 02-15-14                               7.25          4,930,000             4,363,050
Level 3 Communications
 Sub Nts
 09-15-09                               6.00          3,050,000             2,935,625
Level 3 Financing
 03-15-13                              12.25          4,775,000             4,870,500
Qwest Capital Funding
 08-15-10                               7.90          1,805,000             1,802,744
Qwest
 Sr Unsecured
 06-15-15                               7.63         11,190,000            10,378,725
 06-01-17                               6.50         11,610,000             9,810,450


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Windstream
 08-01-13                               8.13%        $1,875,000            $1,856,250
 08-01-16                               8.63         11,807,000            11,688,929
 03-15-19                               7.00          4,605,000             4,029,375
                                                                          -----------
Total                                                                      74,721,198
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,146,619,962)                                                 $1,057,363,274
-------------------------------------------------------------------------------------



SENIOR LOANS (11.4%)(h)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.5%)
Ford Motor
 Term Loan
 12-15-13                               5.47%        $8,278,987            $6,420,851
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.3%)
Manitowoc
 Tranche B Term Loan
 TBD                                     TBD          3,815,000(g,o)        3,804,280
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.3%)
AMC Entertainment
 Pay-in-kind Term Loan
 06-13-12                               7.78          5,796,991(n)          4,289,773
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.2%)
Wrigley
 Tranche B Term Loan
 TBD                                     TBD          2,880,000(g,o)        2,892,989
-------------------------------------------------------------------------------------


GAMING (1.7%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                     TBD          5,657,216(g,o,q)      4,403,181
Fontainebleau Las Vegas
 Tranche B Term Loan
 06-06-14                               5.92         11,314,432             8,806,362
Great Lakes Gaming of Michigan
 Term Loan
 08-15-12                               9.00          8,687,390(l)          8,513,642
                                                                          -----------
Total                                                                      21,723,185
-------------------------------------------------------------------------------------


HEALTH CARE (2.0%)

HCA
 Tranche B Term Loan
 11-17-13                               5.05         11,625,288            10,891,500
IASIS Healthcare LLC
 Pay-in-kind Term Loan
 06-13-14                               8.04         17,553,015(n)         15,183,358
                                                                          -----------
Total                                                                      26,074,858
-------------------------------------------------------------------------------------


MEDIA CABLE (1.0%)
Charter Communications
 Term Loan
 09-06-14                          4.67-4.80         14,234,225            12,433,596
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (1.5%)
Dresser
 2nd Lien Term Loan
 05-04-15                               8.56         19,560,000            18,777,600
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.6%)
ACE Cash Express
 Tranche B Term Loan
 10-05-13                               5.67          9,855,354             7,440,793
-------------------------------------------------------------------------------------


RETAILERS (0.6%)
Toys "R" Us
 Term Loan
 TBD                                     TBD          2,670,000(g,o)        2,548,195
 07-19-12                               7.06          5,375,124             5,129,911
                                                                          -----------
Total                                                                       7,678,106
-------------------------------------------------------------------------------------


TECHNOLOGY (1.3%)
Flextronics Intl
 Term Loan
 10-01-14                               5.04         13,986,285            12,826,542
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               5.04          4,019,047             3,685,788
                                                                          -----------
Total                                                                      16,512,330
-------------------------------------------------------------------------------------


WIRELINES (1.4%)
Fairpoint Communications
 Tranche B Term Loan
 03-08-15                               5.75          9,098,000             7,999,144
Qwest
 Tranche B Term Loan
 06-30-10                               6.95          9,362,000             9,139,652
                                                                          -----------
Total                                                                      17,138,796
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $159,741,251)                                                     $145,187,157
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                                  1,646,684(b,k)          $13,174
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                   29,470,000(b,l)               29
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (--%)
Arena Brands                                            111,111(b,l,p)             --
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,965,223)                                                           $13,203
-------------------------------------------------------------------------------------



OTHER (0.2%)
ISSUER                                                 SHARES                VALUE(a)
OTHER FINANCIAL INSTITUTIONS
Varde Fund V LP                                      25,000,000(e,l)       $2,626,750
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                $2,626,750
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              55,687,205(j)        $55,687,205
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $55,687,205)                                                       $55,687,205
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,381,013,641)(r)                                              $1,260,877,589
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2008, the value of foreign securities represented 4.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2008, the value of these securities amounted to $245,552,924 or 19.3% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Aug. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $14,640,136.


--------------------------------------------------------------------------------
4  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

(h) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(j) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2008.

(k) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Aug. 31, 2008 are as follows:

                              BEGINNING       PURCHASE      SALES         ENDING        DIVIDEND
ISSUER                           COST           COST         COST          COST          INCOME       VALUE(A)
--------------------------------------------------------------------------------------------------------------
Link Energy LLC Unit         $13,076,335         $--         $--       $13,076,335         $--         $13,173


(l) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Arena Brands
  Common                                    09-03-92             $5,888,888
Crown Paper Escrow
  Common                                    04-16-07                     --
Great Lakes Gaming of Michigan
  Term Loan
  9.00% 2012                         03-01-07 thru 09-15-07       8,557,062
United Artists Theatre Circuit
  Pass-Through Ctfs Series BB5
  9.30% 2015                         12-08-95 thru 04-03-02       6,122,639
United Artists Theatre Circuit
  Pass-Through Ctfs Series BC3
  9.30% 2015                                12-06-01              1,675,813
Varde Fund V LP                      04-27-00 thru 06-19-00              --*


     * The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital

(m) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(p)  Negligible market value.

(q) At Aug. 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Fontainebleau Las Vegas                                                     $5,503,349


(r) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $1,381,014,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $10,435,000
Unrealized depreciation                                                     (130,571,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(120,136,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
5  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                   FAIR VALUE AT AUG. 31, 2008
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                        $55,687,205      $1,182,787,084     $22,403,300    $1,260,877,589


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of May 31, 2008                                                      $26,107,878
  Accrued discounts/premiums                                                         22,996
  Realized gain (loss)                                                              331,156
  Change in unrealized appreciation (depreciation)                               (2,683,386)
  Net purchases (sales)                                                          (1,375,344)
  Transfers in and/or out of Level 3                                                     --

--------------------------------------------------------------------------------------------
Balance as of Aug. 31, 2008                                                     $22,403,300
--------------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource High Yield Income Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 30, 2008